UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        6-30-2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Philadelphia, PA 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maryann Perrino
         -------------------------------
Title:
         -------------------------------
Phone:   215-789-6188
         -------------------------------

Signature, Place, and Date of Signing:

Maryann Perrino                    Philadelphia, PA     July 19, 2007
--------------------------------   ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

        and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                          --------------------
Form 13F Information Table Entry Total:                            144
                                                           --------------------

Form 13F Information Table Value Total:                     $  228,581
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                           Com             88579Y101    5503    63410   SH       SOLE                   63410
AT&T Inc.                       Com             00206R102    4559   109856   SH       SOLE                  109856
Abbott Labs                     Com             002824100    1282    23945   SH       SOLE                   23945
Air Prods & Chems Inc           Com             009158106    3548    44149   SH       SOLE                   44149
Alcoa Inc                       Com             013817101    2568    63370   SH       SOLE                   62770              600
Allete Inc                      Com             018522102     340     7227   SH       SOLE                    7227
Altria Group Inc                Com             02209S103     801    11418   SH       SOLE                   11418
Amdocs Ltd                      Com             G02602103     719    18050   SH       SOLE                   18050
American Express Co             Com             025816109     317     5175   SH       SOLE                    5175
American Intl Group             Com             026874107    1477    21094   SH       SOLE                   21094
Amgen Inc                       Com             031162100    2019    36515   SH       SOLE                   36515
Anheuser Busch Cos              Com             035229103     352     6755   SH       SOLE                    6755
Aqua America Inc                Com             03836W103    1228    54622   SH       SOLE                   54622
Asia Pacific Fund               Com             044901106     237     9360   SH       SOLE                    9360
Automatic Data Process          Com             053015103    3179    65585   SH       SOLE                   65285              300
Avery Dennison Corp             Com             053611109    1170    17600   SH       SOLE                   17600
Avon Prods Inc                  Com             054303102     352     9566   SH       SOLE                    9566
BP Plc Spons ADR                Com             055622104    3377    46812   SH       SOLE                   46812
Bank Of America Corp            Com             060505104    3295    67393   SH       SOLE                   66949              444
Baxter International            Com             071813109     456     8100   SH       SOLE                    8100
Beckman Coulter                 Com             075811109    1074    16605   SH       SOLE                   16605
Becton Dickinson & Co           Com             075887109    1894    25420   SH       SOLE                   25420
Berkshire Hathaway Cl B         Com             084670207     699      194   SH       SOLE                     194
Black & Decker Corp             Com             091797100    1130    12800   SH       SOLE                   12800
Bristol Myers Squibb            Com             110122108    1505    47678   SH       SOLE                   47678
Burlington Nrthn Santa          Com             12189T104     403     4728   SH       SOLE                    4728
Cabot Corp                      Com             127055101    2230    46765   SH       SOLE                   46765
Cabot Microelectronics          Com             12709P103     450    12670   SH       SOLE                   12670
Cabot Oil & Gas                 Com             127097103     348     9426   SH       SOLE                    9426
Caterpillar Inc Del             Com             149123101     290     3700   SH       SOLE                    3700
Centurytel Inc                  Com             156700106     352     7180   SH       SOLE                    7180
Chevron Corp                    Com             166764100    8053    95592   SH       SOLE                   95407              185
Chubb Corp                      Com             171232101    2527    46679   SH       SOLE                   46679
Cigna Corp                      Com             125509109     726    13899   SH       SOLE                   13899
Cinncinnati Financial Corp      Com             172062101     585    13486   SH       SOLE                   13486
Cisco Sys Inc                   Com             17275R102    1054    37850   SH       SOLE                   37450              400
Citigroup Inc                   Com             172967101    4713    91888   SH       SOLE                   91888
Citrix Systems                  Com             177376100     246     7300   SH       SOLE                    7300
Coca Cola Co                    Com             191216100    1059    20244   SH       SOLE                   20244
Colgate Palmolive Co            Com             194162103     610     9402   SH       SOLE                    9402
Comcast Corp Cl A Spl           Com             20030N200     481    17211   SH       SOLE                   17211
Commerce Bancshares             Com             200525103     322     7104   SH       SOLE                    7104
Commerce Group Inc Mass         Com             200641108    1718    49476   SH       SOLE                   49476
Conocophillips                  Com             20825C104    1102    14033   SH       SOLE                   13745              288
Corning Inc                     Com             219350105     958    37480   SH       SOLE                   37480
Deere & Co                      Com             244199105     361     2992   SH       SOLE                    2992
Diomed Holdings Inc             Com             25454R207      11    10000   SH       SOLE                   10000
Disney Walt Co                  Com             254687106     472    13820   SH       SOLE                   13820
Dominion Res Va                 Com             25746U109    1070    12401   SH       SOLE                   12401
Dow Chem Co                     Com             260543103     208     4715   SH       SOLE                    4715
Du Pont E I De Nemours          Com             263534109    2036    40044   SH       SOLE                   40044
Duke Energy Corp                Com             26441C105    1250    68326   SH       SOLE                   68326
Duke Realty Corp                Com             264411505     223     6250   SH       SOLE                    6250
E M C Corp Mass                 Com             268648102    1823   100743   SH       SOLE                  100743
EBay Inc                        Com             278642103     241     7500   SH       SOLE                    7500
Eastman Kodak Co                Com             277461109     614    22050   SH       SOLE                   22050
Embraer Empresa Brasileria ADR  Com             29081M102     364     7550   SH       SOLE                    7550
Emerson Electric Co             Com             291011104    3761    80364   SH       SOLE                   79764              600
Exxon Mobil Corp                Com             30231G102   15854   189007   SH       SOLE                  189007
FPL Group Inc                   Com             302571104    1768    31166   SH       SOLE                   30764              402
Fortune Brands Inc              Com             349631101     395     4799   SH       SOLE                    4799
General Elec Co                 Com             369604103    8994   234940   SH       SOLE                  234940
Glaxo SmithKline ADR            Com             37733W105     650    12419   SH       SOLE                   12419
Halliburton Co                  Com             406216101    1708    49500   SH       SOLE                   49500
Harley Davidson Inc             Com             412822108    1460    24495   SH       SOLE                   24495
Harleysville Group Inc.         Com             412824104     362    10848   SH       SOLE                   10848
Harris Corp Del                 Com             413875105     240     4400   SH       SOLE                    4400
Heinz H J Co                    Com             423074103     783    16500   SH       SOLE                   16500
Home Depot Inc                  Com             437076102    2025    51455   SH       SOLE                   51455
Ingersoll-Rand Co Cl A          Com             G4776G101    1834    33450   SH       SOLE                   33450
Intel Corp                      Com             458140100    1574    66283   SH       SOLE                   66283
International Bus Mach          Com             459200101    5420    51492   SH       SOLE                   51392              100
Intl Flavors & Fragrances       Com             459506101     221     4230   SH       SOLE                    4230
Ishares MSCI EAFE Index Fd      Com             464287465    5945    73610   SH       SOLE                   73610
Ishares MSCI Japan Index Fd     Com             464286848    2187   150730   SH       SOLE                  150730
Ishares MSCI Pacific Ex-Japan   Com             464286665     982     6700   SH       SOLE                    6700
Ishares Tr DJ Us Finl Sec       Com             464287788    1230    10675   SH       SOLE                   10675
Ishares Tr DJ Us Tech Sec       Com             464287721    1515    25460   SH       SOLE                   25460
Ishares Tr Russell 1000 Growth  Com             464287614    7233   122160   SH       SOLE                  122160
Ishares Tr S&P 100 Index        Com             464287101     364     5260   SH       SOLE                    5260
Ishares Tr S&P 500 Growth Inde  Com             464287309     239     3475   SH       SOLE                    3475
Ishares Tr S&P Small Cap 600    Com             464287804    1309    18405   SH       SOLE                   18405
JPMorgan Chase & Co             Com             46625H100    3934    81194   SH       SOLE                   80694              500
Johnson & Johnson               Com             478160104   10665   173078   SH       SOLE                  173078
Johnson Ctls Inc                Com             478366107     624     5393   SH       SOLE                    5393
Kimberly Clark Corp             Com             494368103    1646    24603   SH       SOLE                   24603
Koninkijke Philips Elec Reg Sh  Com             500472303     212     5004   SH       SOLE                    5004
Kraft Foods Inc Cl A            Com             50075N104     275     7802   SH       SOLE                    7802
Liberty All-Star Equity Fd      Com             530158104     128    14260   SH       SOLE                   14260
Liberty Ppty Tr Sh Ben Int      Com             531172104     228     5200   SH       SOLE                    5200
Lilly Eli & Co                  Com             532457108     391     7000   SH       SOLE                    7000
MBIA Inc                        Com             55262C100     613     9850   SH       SOLE                    9850
Marathon Oil Corp               Com             565849106    1175    19600   SH       SOLE                   19600
Marshall & Ilsley Corp          Com             571834100     398     8349   SH       SOLE                    8349
McDonald's Corp                 Com             580135101     792    15608   SH       SOLE                   15608
McGraw-Hill Inc                 Com             580645109     320     4700   SH       SOLE                    4700
Medco Health Solutions          Com             58405U102     935    11992   SH       SOLE                   11568              424
Medtronic Inc                   Com             585055106    1180    22745   SH       SOLE                   22545              200
Mellon Finl Corp                Com             58551A108     628    14284   SH       SOLE                   14284
Merck & Co Inc                  Com             589331107    2582    51840   SH       SOLE                   51840
Merrill Lynch & Co Inc          Com             590188108    1278    15285   SH       SOLE                   15285
Microsoft Corp                  Com             594918104    2883    97822   SH       SOLE                   97822
Midcap Spdr Tr Ser 1            Com             595635103    1784    10946   SH       SOLE                   10946
Miller (Herman) Inc             Com             600544100     386    12200   SH       SOLE                   12200
Morgan Stanley                  Com             617446448     578     6892   SH       SOLE                    6892
Motorola Inc                    Com             620076109     397    22450   SH       SOLE                   22450
Norfolk Southern Corp           Com             655844108     841    16000   SH       SOLE                   16000
PNC Finl Svcs Group             Com             693475105     880    12296   SH       SOLE                   12296
PPG Inds Inc                    Com             693506107     606     7957   SH       SOLE                    7957
PPL Corporation                 Com             69351T106     867    18536   SH       SOLE                   18536
Parkvale Financial              Com             701492100     204     6860   SH       SOLE                    6860
Pepsico Inc                     Com             713448108    4353    67122   SH       SOLE                   67122
Pfizer Inc                      Com             717081103    2178    85189   SH       SOLE                   85189
Procter & Gamble Co             Com             742718109    6009    98195   SH       SOLE                   98195
Progress Energy Inc             Com             743263105     368     8075   SH       SOLE                    8075
Raytheon Co                     Com             755111507     230     4265   SH       SOLE                    4265
Rohm & Haas Co                  Com             775371107     516     9433   SH       SOLE                    9433
Royal Dutch Shell PLC ADR Cl A  Com             780259206     962    11850   SH       SOLE                   11850
Schering Plough Corp            Com             806605101     462    15167   SH       SOLE                   15167
Schlumberger Ltd                Com             806857108    2489    29300   SH       SOLE                   28900              400
Spdr Tr Unit Ser 1              Com             78462F103     255     1692   SH       SOLE                    1692
Spectra Energy Corp             Com             847560109     421    16227   SH       SOLE                   16227
Sprint Nextel Corp              Com             852061100     448    21631   SH       SOLE                   21631
State Str Corp                  Com             857477103     974    14245   SH       SOLE                   14245
Sysco Corp                      Com             871829107     416    12600   SH       SOLE                   12600
Target Corp                     Com             87612E106     933    14665   SH       SOLE                   14365              300
Teleflex Inc                    Com             879369106     262     3200   SH       SOLE                    3200
Texas Instruments               Com             882508104    3180    84510   SH       SOLE                   84110              400
The Hershey Company             Com             427866108     992    19600   SH       SOLE                   19600
Union Pac Corp                  Com             907818108     544     4720   SH       SOLE                    4720
United Parcel Svc Cl B          Com             911312106    1686    23100   SH       SOLE                   23100
United Technologies Cp          Com             913017109    1784    25150   SH       SOLE                   25150
Unitedhealth Group              Com             91324P102     665    13000   SH       SOLE                   13000
Vanguard Emerging Mkt ETF       Com             922042858     335     3675   SH       SOLE                    3675
Vanguard Index Tr Stk Mkt ETF   Com             922908769     822     5505   SH       SOLE                    5505
Verizon Comm                    Com             92343V104    4165   101176   SH       SOLE                  100576              600
Wachovia Corp                   Com             929903102    2728    53221   SH       SOLE                   53221
Wal Mart Stores Inc             Com             931142103     510    10611   SH       SOLE                   10611
Wells Fargo & Co                Com             949746101     352    10010   SH       SOLE                   10010
Wyeth                           Com             983024100    3086    53817   SH       SOLE                   53517              300
Blackrock Insd Muni Term Tr In  Com             092474105     156    16000   SH       SOLE                   16000
Ishares IBoxx Invest Grade Cor  Com             464287242     215     2052   SH       SOLE                    2052
Ishares Tr 1-3 Yr Tr Index      Com             464287457     485     6053   SH       SOLE                    6053
Nuveen Pa Invt Quality          Com             670972108     139    10390   SH       SOLE                   10390